Performance Unit Plan Activity (Detail) (Performance Unit Plan, USD $)	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Performance Unit Plan
PUPS Available for Grant
Beginning balance	218,160	71,326	683,658	240,667
Settled
Additional units authorized under plan				1,110,975
Granted			(770,143)	(697,983)
Cancelled	347,040	146,834	157,811	29,999
Termination of the Plan	(565,200)
Ending balance		218,160	71,326	683,658
Base Price		$ 0.15
Number of PUPS
Beginning balance	1,404,812	1,551,649	939,317	271,333
Settled	(1,057,772)
Granted			770,143	697,983
Cancelled	(347,040)	(146,837)	(157,811)	(29,999)
Ending balance		1,404,812	1,551,649	939,317
Number Outstanding		1,404,812	1,551,649	939,317
Weighted-Average Base Price
Beginning balance	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Settled	$ 0.15
Granted			$ 0.15	$ 0.15
Cancelled	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Ending balance		$ 0.15	$ 0.15	$ 0.15
Termination of the Plan	$ 0.15
Weighted Average Remaining Contractual Life (in Years)		7 years 11 months 16 days
Number Vested		862,922